THE LAZARD FUNDS, INC.

Supplement to Prospectus dated April 30, 2010

Lazard U.S. Mid Cap Equity Portfolio

The following information replaces any contrary information contained in the Prospectus.

Summary Section – Management

Portfolio Manager/Analysts

Christopher H. Blake, portfolio manager/analyst on the Investment Manager's U.S. Strategic Equity and U.S. Mid Cap Equity teams, has been with the Portfolio since November 2001.

Daniel Breslin, portfolio manager/analyst on the Investment Manager's U.S. Small-Mid Cap Equity and U.S. Mid Cap Equity teams, has been with the Portfolio since October 2010.

Robert A. Failla, portfolio manager/analyst on various of the Investment Manager's U.S. Equity teams, has been with the Portfolio since July 2005.

Andrew D. Lacey, portfolio manager/analyst on various of the Investment Manager's U.S. Equity and Global Equity teams, has been with the Portfolio since January 2001.

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Lazard U.S. Small-Mid Cap Equity Portfolio

The following information replaces any contrary information contained in the Prospectus.

Summary Section – Management

Portfolio Manager/Analysts

Daniel Breslin, portfolio manager/analyst on the Investment Manager's U.S. Small-Mid Cap Equity and U.S. Mid Cap Equity teams, has been with the Portfolio since May 2007.

Michael DeBernardis, portfolio manager/analyst on the Investment Manager's U.S. Small-Mid Cap Equity and Global Small Cap Equity Teams, has been with the Portfolio since October 2010.

Robert A. Failla, portfolio manager/analyst on various of the Investment Manager's U.S. Equity teams, has been with the Portfolio since October 2010.

Andrew D. Lacey, portfolio manager/analyst on various of the Investment Manager's U.S. Equity and Global Equity teams, has been with the Portfolio since May 2003.

*           *           *           *

Fund Management – Portfolio Management

The names of the persons who are primarily responsible for the day-to-day management of the assets of the Portfolios are as follows:

U.S. Mid Cap Equity Portfolio—Christopher H. Blake (since November 2001), Daniel Breslin (since October 2010), Robert A. Failla (since July 2005) and Andrew D. Lacey# (since January 2001)

U.S. Small-Mid Cap Equity Portfolio—Daniel Breslin (since May 2007), Michael DeBernardis (since October 2010), Robert A. Failla (since October 2010) and Andrew D. Lacey* (since May 2003)

# In addition to his oversight responsibility, Mr. Lacey is a member of the portfolio management team.
*  As a Deputy Chairman of the Investment Manager, Mr. Lacey is ultimately responsible for overseeing this Portfolio.

Biographical Information of Principal Portfolio Managers

The following information supplements (or replaces, as applicable) the biographical information contained in the Prospectus.

Daniel Breslin, a Director of the Investment Manager, is a portfolio manager/analyst on the Investment Manager's U.S. Small-Mid Cap Equity and U.S. Mid Cap Equity teams.  He began working in the investment field in 1992. Prior to joining the Investment Manager in 2002, Mr. Breslin was with Guardian Life and New York Life.

Michael DeBernardis, a Senior Vice President of the Investment Manager, is a portfolio manager/analyst on the Investment Manager's U.S. Small-Mid Cap Equity and Global Small Cap Equity teams.  Prior to joining the Investment Manager in 2005, Mr. DeBernardis was a Senior Equity Analyst at Systematic Financial Management L.P. and a Market Data Analyst at Salomon Smith Barney.  He began working in the investment field in 1996.

Robert A. Failla, a Director of the Investment Manager, is a portfolio manager/analyst on various of the Investment Manager's U.S. Equity teams.  Prior to joining the Investment Manager in 2003, he was a portfolio manager with AllianceBernstein.  He began working in the investment field in 1993 and is a CFA Charterholder.

October 8, 2010